Collateral Dependent Loans and Lease Receivables, Goodwill and Other Assets Measured at Fair Value on a Non-Recurring Basis Based on the ASC 820-10 Valuation Hierarchy (Parenthetical) (Detail) (KRW)
In Millions
	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Goodwill impairment charges		59,517	128,394
Impairment charges	17,276	12,038
Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Goodwill impairment charges	0	59,517